INQQ

India Internet & Ecommerce ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.6%

India — 96.1%

Communication Services —18.2%
Affle India*	2,842	$43,766
Brightcom Group	51,416	22,666
Info Edge India	1,321	64,781
Nazara Technologies*	1,956	14,176
		145,389
Consumer Discretionary —17.9%
FSN E-Commerce Ventures*	17,670	37,386
MakeMyTrip*	1,708	50,711
Zomato*	68,784	55,112
		143,209
Energy —9.3%
Reliance Industries	2,229	74,760

Financials —19.5%
Angel One	2,106	41,303
ICICI Securities	4,854	31,439
Indian Energy Exchange	20,727	37,631
Motilal Oswal Financial Services	2,151	17,504
PB Fintech*	4,974	27,653
		155,530
Industrials —15.0%
IndiaMart InterMesh	725	39,026
Indian Railway Catering & Tourism	6,884	62,233
TeamLease Services*	612	18,745
		120,004
Information Technology —16.2%
Happiest Minds Technologies	2,415	28,100
Intellect Design Arena	4,189	23,634
One 97 Communications*	5,062	29,942
Route Mobile	1,425	23,236
Tanla Platforms	2,485	24,157
		129,069
Total India		767,961

Sweden — 3.5%

Information Technology —3.5%
Truecaller, Cl B*	7,844	28,150

Total Common Stock
(Cost $1,005,157)		796,111

Total Investments in Securities - 99.6%
(Cost $1,005,157)		$796,111

Percentages are based on net assets of $799,010.

*	Non-income producing security.

Cl — Class

As of November 30, 2022, all of the Fund's investments were considered level 1, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

INQ-QH-001-0200

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